Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments

	Year Ended December 31, 2025
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities - mature April 2026	$47,745	$32	$—	$47,777
Total	$47,745	$32	$—	$47,777

There is no allowance for credit losses in short-term investments at December 31, 2025.